MINERAL PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
MINERAL PROPERTY, PLANT AND EQUIPMENT
MINERAL PROPERTY, PLANT AND EQUIPMENT
3.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2025	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning balance	$80,491	$2,606	$83,097
Addition	–	28	28
Disposal of mineral property interest [2]	(50,038)	–	(50,038)
Ending balance	30,453	2,634	33,087

Accumulated depreciation
Beginning balance	–	(2,258)	(2,258)
Depreciation charge for the period [4]	–	(172)	(172)
Ending balance	–	(2,430)	(2,430)

Foreign currency translation difference
Beginning balance	37,025	262	37,287
Movement for the period	(4,750)	(25)	(4,775)
Ending balance	32,275	237	32,512

Net carrying value – December 31, 2025	$62,728	$441	$63,169
Year ended December 31, 2024	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning balance	$94,317	$2,249	$96,566
Disposal of mineral property interest [2]	(13,826)	–	(13,826)
Addition of right-of-use asset	–	52	52
Modification of lease term of right-of-use asset	–	305	305
Ending balance	80,491	2,606	83,097

Accumulated depreciation
Beginning balance	–	(2,096)	(2,096)
Depreciation charge for the period [4]	–	(162)	(162)
Ending balance	–	(2,258)	(2,258)

Foreign currency translation difference
Beginning balance	27,158	223	27,381
Movement for the period	9,867	39	9,906
Ending balance	37,025	262	37,287

Net carrying value – December 31, 2024	$117,516	$610	$118,126

Notes to table:

1. Mineral Property Interest

Comprises the Pebble Project, a contiguous block of 1,840 mineral claims covering approximately 274 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2. Disposal of Mineral Property Interest – Royalty Agreement

In July 2022, the Group entered into an agreement with an investor (the "Royalty Holder") to receive up to US$60 million until July 26, 2024, in five investment tranches of US$12,000 each, in return for the right to receive up to 10% of the payable gold production and 30% of the payable silver production from the Pebble Project.

Under the agreement and its amendments, the Group received the full investment as follows: US$12,000 ($15,463) on July 26, 2022, US$2,000 ($2,761) instalment towards the second tranche on November 13, 2023, US$10,000 ($13,826) on July 25, 2024, which completed the second tranche investment, US$12,000 ($16,459) on June 2, 2025, US$12,000 ($16,730) on September 25, 2025, and US$12,000 ($16,849) on October 20, 2025.

With the completion of the five investment tranches for a total of US$60,000 ($82,088), the Royalty Holder has the right to receive an aggregate 10% of the payable gold production and 30% of the payable silver production from the Pebble Project.

The Group has recorded the payments by the Royalty Holder as a recovery of mineral property costs as it represents a partial sale of the mineral property interest.  The royalty agreement as amended provides the royalty holder with rights akin to ownership of an undivided interest in the Pebble Project.  Accordingly, no gain or loss has been recognized.

3. Plant and Equipment include Right-of-Use Assets (“ROU Assets”)

ROU Assets, which relate to the use of office space, office equipment and yard storage are included under plant and equipment. The following comprises ROU Assets:

Year ended December 31, 2025	Land and Buildings	Equipment	Total
Cost
Beginning balance	$1,185	$48	$1,233
Addition	16	–	16
Ending balance	1,201	48	1,249

Accumulated depreciation
Beginning balance	(620)	(39)	(659)
Depreciation charge for the period [4]	(165)	(5)	(170)
Ending balance	(785)	(44)	(829)

Foreign currency translation difference
Beginning balance	38	(2)	36
Movement for the period	(24)	(1)	(25)
Ending balance	14	(3)	11

Net carrying value – December 31, 2025	$430	$1	$431

Year ended December 31, 2024	Land and Buildings	Equipment	Total
Cost
Beginning balance	$828	$48	$876
Addition	52	–	52
Modification of lease term	305	–	305
Ending balance	1,185	48	1,233

Accumulated depreciation
Beginning balance	(466)	(34)	(500)
Depreciation charge for the period [4]	(154)	(5)	(159)
Ending balance	(620)	(39)	(659)

Foreign currency translation difference
Beginning balance	(2)	(2)	(4)
Movement for the period	40	–	40
Ending balance	38	(2)	36

Net carrying value – December 31, 2024	$603	$7	$610

4. Depreciation

For the year ended December 31, 2025, total depreciation was $172 (2024 – $162) of which ROU Asset depreciation was $170 (2024 – $159). ROU Asset depreciation of $108 (2024 – $105) is included in general and administrative expenses (note 10(b)). The remainder of the ROU Asset depreciation is included in exploration and evaluation expenses under site expenses.